Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2022	$ 4,405
2023	3,630
2024	2,514
2025	2,402
2026	1,622
2027 and thereafter	16,505
Total undiscounted cash flows	31,078
Less imputed interest	(6,165)
Present value of lease liabilities	$ 24,913